Employee deferred compensation	12 Months Ended
Dec. 31, 2012
Employee deferred compensation
27 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.

Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, two-year moratorium periods on early retirement and certain other terms. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.

The following tables show the compensation expense for deferred compensation awards granted in 2012 and prior years that was recognized in the consolidated statements of operations during 2012, 2011, and 2010, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2012 and prior years outstanding as of December 31, 2012 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the >>>fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2013 began in 2013 and thus had no impact on the 2012 consolidated financial statements.

Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	786	767	294

Performance share awards	366	0	0

2011 Partner Asset Facility awards [1]	677	0	0

Adjustable Performance Plan share awards	74	0	0

Adjustable Performance Plan cash awards	286	1,106	963

Restricted Cash Awards	165	253	0

Scaled Incentive Share Units	97	415	561

Incentive Share Units	62	174	723

Cash Retention Awards	0	0	578

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(1)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	362	334	422

Total deferred compensation expense	3,048	3,052	3,585

Total shares delivered (million)

Total shares delivered	31.6	24.2	47.3

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	706

Performance share awards	161

Adjustable Performance Plan share awards	42

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	73

Other cash awards	72

Total	1,108

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Share awards
Share awards granted in January 2013 are similar to those granted in January 2012 and are awarded to employees with total compensation above CHF/USD 250,000 or the local currency equivalent. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share awards vest equally on each of the three anniversaries of the grant date. Share awards granted in January 2011 vest over a four-year period. The value of the share awards is solely dependent on the Group share price at the time of delivery.

The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

On January 17, 2013, the Group granted 37.9 million share awards with a total value of CHF 950 million. The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the twelve business days ended January 16, 2013. The fair value of each share award was CHF 26.44, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 935 million was determined based on the fair value of the award on the grant date, including the current estimate of future forfeitures, but excluding the share awards that have been reallocated to Plus Bond awards after the grant date, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 19, 2012 and January 20, 2011, the Group granted 20.0 million and 34.5 million share awards with a total value of CHF 438 million and CHF 1,430 million, and a fair value of each share award granted of CHF 23.90 and CHF 42.51, respectively, equivalent to the Group’s closing share price on the grant date.

In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2012, 2011 and 2010, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions. On January 17, 2013, the Group granted 0.2 million blocked shares with a total value of CHF 6 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2012. On January 19, 2012 and January 20, 2011, the Group granted 0.5 million and 0.8 million blocked shares with a total value of CHF 11 million and CHF 35 million, respectively.

Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	48.1	41.91	17.3	43.86	15.5	45.67

Granted	25.1	23.44	40.5	41.08	7.2	45.38

Settled	(14.9)	40.20	(7.6)	43.32	(5.0)	48.43

Forfeited	(2.5)	37.36	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.8	34.28	48.1	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.9	–	46.3	–	16.0	–

Performance share awards
Members of the Executive Board, managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards, which are subject to explicit performance-related clawback provisions. Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards also vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Unlike the share awards, however, the outstanding performance share awards are subject to a negative adjustment in the event of a divisional loss or a negative ROE of the Group. Outstanding performance shares are subject to a negative adjustment in the event of a divisional loss, unless there is a negative ROE that would call for a negative adjustment greater than the divisional adjustment for the year, in which case the negative adjustment is based on a negative ROE. For employees in Shared Services, the negative adjustment only applies in the event of a negative ROE and is not linked to the performance of the divisions.

The performance share awards granted in 2013 are identical to those granted in 2012 with the exception of the performance criteria which, in 2012, were based on the reported ROE, compared to the performance share awards granted in 2013, which will be based upon a disclosed underlying ROE.

On January 17, 2013, the Group granted 26.4 million performance share awards with a total value of CHF 660 million. The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance shares by the average price of a Group share over the twelve business days ended January 16, 2013. The fair value of each performance share award was CHF 26.44, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 677 million was determined based on the fair value of the award on the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period. On January 19, 2012, the Group granted 23.5 million performance share awards with a total value of CHF 516 million. The fair value of each performance share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date.

Performance Share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.7	23.90

Forfeited	(0.4)	23.90

Balance at end of period	23.3	23.90

of which vested	0.9	–

of which unvested	22.4	–

Plus Bond awards
Managing directors and directors in the Investment Banking division received a portion of their deferred variable compensation in the form of Plus Bond awards. The Plus Bond award is essentially a fixed income instrument, denominated in US dollars, which provides a coupon payment that is commensurate with market-based pricing. Plus Bond award holders are entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of >>>London Interbank Offered Rate (LIBOR) plus 7.875% per annum until settlement. The Plus Bond will settle in the summer of 2016 based on the amount of the initial award less portfolio losses, if any, in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards is based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities that are held in inventory by various trading desks of the Investment Banking division. While the Plus Bond award is a cash-based instrument, the Group reserves the right to settle the award in Group shares based on the share price at the time of final distribution. In addition, subject to oversight procedures, the Group retains the right to prepay all or a portion of the Plus Bond award in cash at any time and, in the event of certain regulatory developments or changes on capital treatment, exchange the award into Group shares. The Plus Bond award plan contributes to a reduction of the Group’s >>>risk-weighted assets and constitutes a risk transfer from the Group to the Plus Bond award holders.

The Plus Bonds provided to Investment Banking employees had a fair value of CHF 187 million and were fully vested and expensed on the grant date of December 31, 2012.
Managing directors and directors outside of the Investment Banking division were given the opportunity in early 2013 to voluntarily reallocate a portion of the share award component of their deferred awards into the Plus Bond award. The Plus Bond awards resulting from the voluntary reallocation offer had a notional value of CHF 38 million, will vest on the third anniversary of the grant date in January 17, 2016 and will be expensed over the vesting period.

Restricted Cash Awards
Managing directors and directors in the Investment Banking division received the cash component of their variable compensation in the form of Restricted Cash Awards. These awards are cash payments made on the grant date, but are subject to a pro-rata repayment by the employee in the event of voluntary resignation or termination for cause within three years of the award grant. The Restricted Cash Award is reported as part of the deferred compensation award for the Group even though the award is fully settled at grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions.

On January 17, 2013, the Group granted Restricted Cash Awards with a total value of CHF 299 million. The unrecognized compensation expense of CHF 299 million was determined based on the fair value of the award on the grant date and will be recognized over the three-year vesting period. On January 20, 2011, the Group granted Restricted Cash Awards with a total value of CHF 465 million.

2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of their deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s >>>derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.

Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012. All PAF awards are subject to non-compete and non-solicit provisions that expire equally on each of the first three anniversaries of the grant date.

The PAF2 units have a stated maturity of four years, but may be extended to nine years at the election of either the Group or the holders acting collectively. This election will not be made later than the end of the third year following the grant date. PAF2 units are denominated in Swiss francs and US dollars. Holders will receive a semi-annual cash interest payment equivalent to an annual return of 5% (CHF-denominated awards) or 6.5% (USD-denominated awards) applied to the then current balance of the PAF2 units. At maturity, PAF2 holders will receive a final settlement in an amount equal to the original award value less any losses. The Group can settle the PAF2 units in cash or an equivalent value in shares at its discretion.

In January 2012, the Group awarded PAF2 units with a fair value of CHF 499 million and the associated compensation expenses were fully expensed in the first quarter of 2012, as the awards were fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred compensation plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan cash awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan) and 2010 (2010 Adjustable Performance Plan).

The 2009 Adjustable Performance Plan cash awards are fully vested and were fully expensed as of December 31, 2012 and will be delivered in the first half of 2013.
The 2010 Adjustable Performance Plan cash awards vest over a four-year period, with the final payout value subject to an upward or downward adjustment, depending on the financial performance of the specific business areas and the Group ROE. The adjustments are determined on an annual basis, increasing or decreasing the outstanding balances by a percentage equal to the reported ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative ROE applies for that year and is greater than the divisional adjustment. For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding 2010 Adjustable Performance Plan cash awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support.

On January 20, 2011, the Group granted Adjustable Performance Plan cash awards with a total value of CHF 1,102 million.
In July 2012, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards at a conversion price of CHF 16.29. Adjustable Performance Plan holders elected to convert CHF 498 million of their Adjustable Performance Plan cash awards into the new Adjustable Performance Plan share awards during the election period, which represented an approximate conversion rate of 50%. Each Adjustable Performance Plan share award had a grant-date fair value of CHF 16.79 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original Adjustable Performance Plan cash award.

Upon conversion, CHF 453 million of the liability related to Adjustable Performance Plan cash awards that were converted into the Adjustable Performance Plan share awards was reclassified to total shareholders’ equity.

Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	31.0

Forfeited	(0.2)

Balance at end of period	30.8

of which vested	0.3

of which unvested	30.5

Scaled Incentive Share Unit
The Scaled Incentive Share Unit (SISU) plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to Incentive Share Units (ISUs) (refer to Incentive Share Unit below) except with a four-year vesting period, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The SISU base unit vests equally on each of the four anniversaries of the grant date, whereas the SISU leverage unit will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to an average of the reported ROE. If the average ROE over the four-year vesting period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year vesting period will be determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest.

On January 21, 2010, the Group granted 21.1 million SISUs. The fair value of the 2010 SISU base unit was CHF 50.30 and the fair value of the 2010 SISU leverage units was CHF 13.44. The number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.

Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.7	20.4	–

Granted	–	–	21.1	[1]

Settled	(4.9)	(5.1)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.6	14.7	20.4

of which vested	1.7	1.0	0.2

of which unvested	7.9	13.7	20.2

1 Includes SISUs granted in January and throughout the year.

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price on the grant date. The ISU base unit vests equally on each of the three anniversaries of the grant date, whereas the ISU leverage unit will only vest on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest.

On January 21, 2010, the Group granted 6.0 million ISUs. The fair value of the 2010 ISU base units was CHF 50.30 and the fair value of the 2010 ISU leverage units was CHF 13.45. For the ISUs granted in January 2010, the number of additional shares per ISU was capped at a maximum of three times the grant value, with a delivery of no more than five shares.

In 2012, the ISU leverage units granted in 2009 were settled with a value for each outstanding leverage unit equivalent to 0.986 Group shares. In 2011, the ISU leverage units granted in 2008 were settled but did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.3	37.7	41.5

Granted	–	–	6.0	[1]

Settled	(8.8)	(23.3)	(8.4)

Forfeited	(0.9)	(1.1)	(1.4)

Balance at end of period	3.6	13.3	37.7

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.9	33.8

1 Includes ISUs granted in January and throughout the year.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred compensation in the form of Cash Retention Awards. These Cash Retention Awards payments, which were made in the first quarter of 2009, were subject to vesting ratably over a two-year period and other conditions, and any unvested Cash Retention Awards would have had to be repaid if a claw-back event, such as voluntary termination of employment, occurs. These awards were fully vested in January 2011.

2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.

The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s >>>risk-weighted assets, resulting in a reduction in capital usage.

The PAF awards, which have a contractual term of eight years, are fully vested. All PAF awards remain subject to non-compete and non-solicit provisions that expire equally on each of the first three anniversaries of the grant date. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.

In June 2012 and December 2011, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. The new PAF awards are subject to the same contractual term, vesting period, performance criteria, settlement and other terms and conditions as the original PAF awards and constitute an additional risk transfer to employees on the expanded portfolio of assets that was removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage. As of the June 2012 and December 2011 election dates, approximately 41% and 35%, respectively, of employees holding PAF awards elected to exchange their existing PAF awards for the new PAF awards. Compensation expense for the new PAF awards will be updated at each reporting period date to reflect any change in the underlying fair value of the expanded portfolio of reference assets in addition to the original portfolio of PAF assets until the awards are finally settled. There was no impact on compensation expense on the exchange dates.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and all of the original grants have vested. Share options were granted with an exercise price equal to the market price of Group shares on the grant date and expire after ten years.

There were no options granted during 2012, 2011 and 2010. As of December 31, 2012, there was no aggregate intrinsic value of options outstanding or exercisable, no total intrinsic value of options exercised and the weighted-average remaining contractual term was 0.2 years. As of the exercise date, the total intrinsic value of options exercised during 2011 and 2010 was CHF 1 million and CHF 8 million, respectively. There was no cash received from option exercises in 2012. Cash received from option exercises during 2011 and 2010 was CHF 2 million and CHF 32 million, respectively. In January 2013, 4.8 million options expired.

Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.9	51.00	29.8	64.58	34.9	63.49

Exercised	0.0	0.00	(0.1)	31.78	(0.8)	40.12

Expired	(11.6)	59.36	(12.8)	82.61	(4.3)	60.37

Balance at end of period	5.3	32.59	16.9	51.00	29.8	64.58

of which exercisable at end of period	5.3	32.59	16.9	51.00	29.8	64.58

Fair value assumptions for share-based compensation
The Group’s current share-based awards do not require fair value modeling, as they are either based on market information or Group performance, which is linked to ROE and divisional pre-tax income.
In estimating the fair value of other share-based compensation awards, where an observable independent quoted market price is not available, the fair value is calculated on the grant date based on valuation techniques and/or option-pricing models that most accurately reflect the substantive characteristics of the instrument being valued. The underlying assumptions used in the models are determined based on management’s assessment of the current market and historical information available on the grant date that marketplace participants would likely use in determining an exchange price for the instruments.

The inputs for expected volatility used in estimating fair values were based upon the implied market volatility of traded options on Group shares, the historical volatility of the Group shares and other relevant factors that indicate how the future is expected to differ from the past. The expected dividend cash flows were based on a future dividend cash flow assumption which was based on market expectations. The expected risk-free interest rate was based on the current LIBOR rate on the grant date that corresponds with the expected term of the award. LIBOR rates were used as a proxy for risk-free interest rates because zero-coupon government issues do not exist in Switzerland. The expected term represents the period of time that the awards were expected to be outstanding and was generally based on the contractual term of each instrument.

The following table illustrates the significant assumptions used to estimate the fair value of SISUs and ISUs granted in 2010, based on the annual deferred compensation process.
Significant fair value assumptions
in	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Delivered shares
In the past, the Group typically met its obligations to deliver share awards under its compensation programs by purchasing treasury shares in the market and by entering into third-party hedge instruments. During 2012 and 2011, the Group settled outstanding share-based compensation awards primarily through the issuance of new shares from conditional capital.

Bank
Employee deferred compensation
26 Employee deferred compensation
Deferred compensation for employees
> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2012 and prior years that was recognized in the consolidated statements of operations during 2012, 2011 and 2010, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2012 and prior years outstanding as of December 31, 2012 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized.

Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	773	759	293

Performance share awards	362	0	0

2011 Partner Asset Facility awards [1]	675	0	0

Adjustable Performance Plan share awards	71	0	0

Adjustable Performance Plan cash awards	281	1,087	948

Restricted Cash Awards	165	252	0

Scaled Incentive Share Units	95	404	552

Incentive Share Units	62	172	716

Cash Retention Awards	0	0	574

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(2)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	363	337	421

Total deferred compensation expense	3,020	3,014	3,547

Total shares delivered (million)

Total shares delivered	30.9	23.7	46.7

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	700

Performance share awards	158

Adjustable Performance Plan share awards	41

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	72

Other cash awards	72

Total	1,097

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Share awards
On January 17, 2013, the Bank granted 37.8 million share awards with a total value of CHF 947 million. The estimated unrecognized compensation expense of CHF 932 million was determined based on the fair value of the award on the grant date, including the current estimate of future forfeitures, but excluding the share awards that have been reallocated to Plus Bond awards after the grant date, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 19, 2012 and January 20, 2011, the Bank granted 19.7 million and 34.0 million share awards with a total value of CHF 432 million and CHF 1,408 million, respectively, equivalent to the Group’s closing share price on the grant date.

On January 17, 2013, the Bank granted 0.1 million blocked shares with a total value of CHF 3 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2012. On January 19, 2012 and January 20, 2011, the Bank granted 0.4 million and 0.7 million blocked shares with a total value of CHF 9 million and CHF 30 million, respectively.

Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	47.6	41.91	17.3	43.86	15.5	45.67

Granted	24.5	23.39	39.8	41.03	7.1	45.30

Settled	(14.6)	40.43	(7.4)	43.39	(4.9)	48.39

Forfeited	(2.4)	36.96	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.1	34.27	47.6	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.2	–	45.8	–	16.0	–

Performance share awards
On January 17, 2013, the Bank granted 26.0 million performance share awards with a total value of CHF 651 million. The estimated unrecognized compensation expense of CHF 668 million was determined based on the fair value of the award at the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period. On January 19, 2012, the Bank granted 23.2 million performance share awards with a total value of CHF 509 million.

Performance share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.3	23.90

Forfeited	(0.4)	23.90

Balance at end of period	22.9	23.90

of which vested	0.9	–

of which unvested	22.0	–

2011 Partner Asset Facility
In January 2012, the Bank awarded 2011 Partner Asset Facility (PAF2) units with a fair value of CHF 497 million and the associated compensation expenses were fully expensed in the first quarter of 2012 as the awards were fully vested as of March 31, 2012.

Adjustable Performance Plan Awards
On January 20, 2011, the Bank granted Adjustable Performance Plan cash awards with a total value of CHF 1,099 million.
In 2012, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards. Adjustable Performance Plan holders elected to convert CHF 479 million of their Adjustable Performance Plan cash awards into the new Adjustable Performance Plan share awards during the election period, which represented an approximate conversion rate of 50%.

Upon conversion, CHF 435 million of the liability related to Adjustable Performance Plan cash awards that were converted into the Adjustable Performance Plan share awards were reclassified to total shareholder’s equity.

Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	29.9

Forfeited	(0.2)

Balance at end of period	29.7

of which vested	0.3

of which unvested	29.4

Scaled Incentive Share Unit
On January 21, 2010, the Bank granted 20.7 million Scaled Incentive Share Units (SISUs).
Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.4	20.0	–

Granted	–	–	20.7	[1]

Settled	(4.8)	(5.0)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.4	14.4	20.0

of which vested	1.7	1.0	0.2

of which unvested	7.7	13.4	19.8

1 Includes SISUs granted in January and throughout the year.

Incentive Share Unit
On January 21, 2010, the Bank granted 6.0 million Incentive Share Units (ISUs).
Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.2	37.2	40.2

Granted	–	–	6.0	[1]

Settled	(8.7)	(23.0)	(8.2)

Forfeited	(0.9)	(1.0)	(0.8)

Balance at end of period	3.6	13.2	37.2

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.8	33.3

1 Includes ISUs granted in January and throughout the year.

Share options
There were no options granted during 2012, 2011 and 2010. As of December 31, 2012, there was no aggregate intrinsic value of options outstanding or exercisable, no total intrinsic value of options exercised and the weighted-average remaining contractual term of options was 0.2 years. As of the exercise date, the total intrinsic value of options exercised during 2011 and 2010 was CHF 1 million and CHF 8 million, respectively. There was no cash received from option exercises in 2012. Cash received from option exercises during 2011 and 2010 was CHF 2 million and CHF 32 million, respectively. In January 2013, 4.7 million options expired.

Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.5	50.99	28.3	63.94	32.8	62.68

Exercised	0.0	0.00	(0.1)	31.74	(0.8)	40.12

Settled	0.0	0.00	0.0	0.00	0.0	0.00

Expired	(11.3)	59.40	(11.7)	82.41	(3.7)	57.98

Balance at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Exercisable at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Fair value assumptions for share-based compensation
The following table illustrates the significant assumptions used to estimate the >>>fair value of SISUs and ISUs granted in 2010, based on the annual deferred compensation process.
Significant fair value assumptions
	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3